Inventories	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Inventories
Inventories	3. Inventories Inventories consists of the following:

	March 31,	December 31,
	2018	2017
Raw materials	$1,378	$1,532
Work-in-progress	4,012	3,590
Finished goods	64,143	59,328
	$69,533	$64,450
3. Inventories Inventories consist of the following:

	December 31,
	2017	2016
Raw materials	$1,532	$1,543
Work-in-progress	3,590	4,585
Finished goods	59,328	31,772
	$64,450	$37,900